Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Intangible Assets, Net [Abstract]
Schedule of Company’s Finite-Lived Intangible Assets

The following table summarizes the carrying amount of the Company’s finite-lived intangible assets:

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Acquired technology	367,421	391,016
Less: accumulated amortization	(347,096)	(272,018)
	20,325	118,998
	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Acquired patents through acquisition	1,617,974	1,617,974
Less: impairment	(1,617,974)	(1,617,974)
	—	—

The following table summarizes the carrying amount of the Company’s finite-lived intangible assets:

	June 30, 2024	June 30, 2023
	US$	US$

Acquired technology	391,016	391,943
Less: accumulated amortization	(272,018)	(141,622)
	118,998	250,321
	June 30, 2024	June 30, 2023
	US$	US$

Acquired patents through acquisition	1,617,974	1,617,974
Less: impairment	(1,617,974)	(1,617,974)
	—	—